Income Taxes (Income tax reconciliation) (Details) - USD ($)	3 Months Ended								12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Tax at Statutory Income Tax Rate									$ 2,717,000	$ 3,419,000
State Tax and Other									377,000	451,000
Tax Exempt Interest									(253,000)	(285,000)
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Life Insurance, Amount									128,000	133,000
Valuation Allowance									(4,000)	57,000
Total Income Tax Expense	$ 902,000	$ 854,000	$ 589,000	$ 364,000	$ 516,000	$ 1,327,000	$ 791,000	$ 875,000	$ 2,709,000	$ 3,509,000